Income and Social Contribution Taxes - Summary of Estimated Balance of Deferred Tax Asset (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	R$ 3,471	R$ 3,052
2019 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	567
2020 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	566
2021 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	542
2022 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	547
2023 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	492
2024-2026 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	458
2027-2028 [member]
Disclosure Of Future Taxable Profits Enable Deferred Tax Assets [line items]
Deferred tax assets future taxable profits	R$ 299